Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Related Party Transactions [Line items]
Payment/ Lending Amount	$ 254,872	$ 501,128	$ 237,263
Borrowing/ Collecting Amount	$ 301,473	1,091,527	477,532
SAM WAI HONG [Member]
Schedule of Related Party Transactions [Line items]
Nature of relationships with related parties	The Company’s Chairman of the Board of Directors Legal representative and executive director of Zhuhai Hengqin Aosi Cultural Communication Co., Ltd. Director of Aosi
Due to related parties	$ 37,607	1,427
Payment/ Lending Amount	55,776	496,913	123,978
Borrowing/ Collecting Amount	$ 91,913	1,087,312
Huang Qiongshan [Member]
Schedule of Related Party Transactions [Line items]
Nature of relationships with related parties	The Company’s Former Chief Financial Officer
Yi Zehua [Member]
Schedule of Related Party Transactions [Line items]
Nature of relationships with related parties	Supervisor of Xiamen Liubenmu Cultural Media Co., Ltd.
Chen Yunting [Member]
Schedule of Related Party Transactions [Line items]
Nature of relationships with related parties	CEO of SMART DIGITAL META PTE.LTD Legal representative, executive director and manager of Xiamen Liubenmu Cultural Media Co., Ltd. Legal representative, executive director and manager of Smart Digital (Guangzhou) Times Culture Development Co., Ltd. Administrator of Aosi
Due to related parties	$ 10,482
Payment/ Lending Amount	199,096	4,215
Borrowing/ Collecting Amount	$ 209,560	4,215
Liu Xinbin [Member]
Schedule of Related Party Transactions [Line items]
Nature of relationships with related parties	Supervisor of Smart Digital (Guangzhou) Times Culture Development Co., Ltd.
Guo Junting [Member]
Schedule of Related Party Transactions [Line items]
Nature of relationships with related parties	Supervisor of Zhuhai Hengqin Aosi Cultural Communication Co., Ltd.
AOSI ADVERTISING & PRODUCTION [Member]
Schedule of Related Party Transactions [Line items]
Nature of relationships with related parties	100% owned by SAM WAI HONG
Due to related parties	$ 7,744	7,809
Payment/ Lending Amount
Borrowing/ Collecting Amount			7,398
Platinum International Entertainment Co., Ltd. [Member]
Schedule of Related Party Transactions [Line items]
Nature of relationships with related parties	90% owned by SAM WAI HONG
Prepayment to a related party	$ 2,000,000
Borrowing/ Collecting Amount
Zibu Tang (Zhuhai) Food Co., Ltd. [Member]
Schedule of Related Party Transactions [Line items]
Nature of relationships with related parties	50% owned by SAM WAI HONG
Zibu Tang Food Co., Ltd. [Member]
Schedule of Related Party Transactions [Line items]
Nature of relationships with related parties	50% owned by SAM WAI HONG
CHINAINVEST INTERNATIONAL GROUP CO., LTD. [Member]
Schedule of Related Party Transactions [Line items]
Nature of relationships with related parties	75% owned by SAM WAI HONG
Shuangying Group Co., Ltd. [Member]
Schedule of Related Party Transactions [Line items]
Nature of relationships with related parties	75% owned by SAM WAI HONG
Zhuhai Hengqin Feitongxiaoke Cultural Communication Co., Ltd. [Member]
Schedule of Related Party Transactions [Line items]
Nature of relationships with related parties	12.5% owned by SAM WAI HONG
Dream Home Design and Decoration Co., Ltd. [Member]
Schedule of Related Party Transactions [Line items]
Nature of relationships with related parties	90% owned by SAM WAI HONG
Winwin Asia Group Co., Ltd. [Member]
Schedule of Related Party Transactions [Line items]
Nature of relationships with related parties	100% owned by SAM WAI HONG
Related Party [Member]
Schedule of Related Party Transactions [Line items]
Prepayment to a related party	$ 2,000,000
Due to related parties	55,833	$ 9,236
Borrowing/ Collecting Amount
LIAO Junhui [Member]
Schedule of Related Party Transactions [Line items]
Payment/ Lending Amount			113,285
Borrowing/ Collecting Amount			$ 470,134